Long-Term Debt (Tables) - Long-term Debt [Member]	9 Months Ended
Sep. 30, 2016
Extinguishment of Debt [Line Items]
Schedule of Long-term debt

	September 30, 2016	December 31, 2015

Small Business Administration Note	$1,224,480	$-
Subordinated convertible senior notes payable to members (net of debt discount of $35,685)	835,871	-
Notes payable, due December 2016 with interest at 12.00% payable at maturity. In January 2016 these notes were rolled into the subordinated convertible senior notes payable to members.	-	21,556
Subordinated notes payable to members with interest at 12.00% per year with maturity on December 31, 2020, secured by a subordinate security interest on substantially all assets of the Company.	989,461	-
Note payable, due April 2014, with interest at 8.00%, payable at maturity. In January 2016 the note was rolled into the subordinated notes payable to members.	-	47,043
Note payable, due October 2014, with interest at 8.00%, payable at maturity. In 2016 the note was extended to October 2020.	17,000	17,000
Total long-term debt	3,066,812	85,599
Unamortized deferred financing costs	(52,607)	-
Less current portion	(1,171,873)	-
Long-term debt, net	$1,842,332	$85,599

Schedule of annual maturities of long-term debt

Period	Related Party	Non-Related Party	Total

Three Months Ending December 31, 2016	$-	$1,224,480	$1,224,480
2017	871,556	-	871,556
2018	-	-	-
2019	-	-	-
2020	1,006,461	-	1,006,461
	$1,878,017	$1,224,480	$3,102,497